Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 09, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Goodwill [Roll Forward]
Balance at beginning of year		$ 1,167,800,000	$ 1,131,100,000
Acquisitions and related adjustments		157,800,000	36,700,000
Impairment	$ (142,300,000)	(142,300,000)	0	$ 0
Balance at end of year		$ 1,183,300,000	$ 1,167,800,000	$ 1,131,100,000